INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation allowance for deferred tax assets	$ 34,709	$ 26,421	$ 15,390	$ 8,762
Corporate income tax rate	23.00%
Tax rate effect on dividend distribution	25.00%
Loss carryforwards	$ 110,000
US
Corporate income tax rate	21.00%
Germany
Corporate income tax rate	33.00%
UK
Corporate income tax rate	19.00%
France
Corporate income tax rate	33.00%